Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
The Plan
Share-Based Compensation
Summary of awards granted

Awards	Number	Grant date	Expiry date	Exercise price	Fair value at grant date
RSUs	64,792	May 17, 2013	n/a	n/a	$11.95
SARs	325,943	May 17, 2013	April 29, 2023	$13.26	$2.3753
RSUs	76,251	April 1, 2014	n/a	n/a	$22.58
SARs	286,746	April 1, 2014	March 31, 2024	$24.00	$6.0035
RSUs	88,492	April 1, 2015	n/a	n/a	$19.48
SARs	305,859	April 1, 2015	March 31, 2025	$19.48	$5.6352
RSUs	212,837	April 1, 2016	n/a	n/a	$9.28
SARs	848,981	April 1, 2016	March 31, 2026	$9.28	$2.3263
RSUs	144,142	April 3, 2017	n/a	n/a	$15.55
SARs	448,045	April 3, 2017	April 3, 2027	$15.55	$5.0021

SARs
Share-Based Compensation
Summary of significant assumptions used to estimate the fair value

Inputs into the model	2013	2014	2015	2016	2017
Grant date share closing price	$13.26	$24.00	$19.48	$9.28	$15.55
Exercise price	$13.26	$24.00	$19.48	$9.28	$15.55
Expected volatility	29.31%	29.42%	39.3%	47.3%	46.0%
Expected term	6 years	6 years	6 years	6 years	6 years
Risk-free interest rate for the period similar to the expected term	1.08%	2.03%	1.48%	1.37%	1.99%

Summary of activity

	Number of awards	Weighted average exercise price per share	Weighted average share price at the date of exercise	Weighted average contractual life	Aggregate fair value
SARs
Outstanding as of January 1, 2016	873,228	18.81	—	8.28	4,056
Granted during the year	848,981	9.28	—	—	1,975
Exercised during the year	(8,115)	13.26	16.15	—	(19)
Forfeited during the year	(392)	19.48	—	—	(2)

Outstanding as of December 31, 2016	1,713,702	14.11	—	8.25	6,010

Granted during the year	448,045	15.55	—	—	2,241
Exercised during the year	(93,265)	11.06	18.69	—	(233)
Forfeited during the year	(37,203)	13.09	—	—	(144)

Outstanding as of December 31, 2017	2,031,279	14.59	—	7.68	7,874

RSUs
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average exercise price per share	Weighted average share price at the date of exercise	Weighted average contractual life	Aggregate fair value
RSUs
Outstanding as of January 1, 2016	216,968	—	—	1.38	3,986
Granted during the year	212,837	—	—	—	1,975
Vested during the year	(61,028)	—	—	—	(729)
Forfeited during the year	(340)	—	—	—	(7)

Outstanding as of December 31, 2016	368,437	—	—	1.63	5,225

Granted during the year	144,142	—	—	—	2,241
Vested during the year	(72,189)	—	—	—	(1,630)
Forfeited during the year	(14,688)	—	—	—	(200)

Outstanding as of December 31, 2017	425,702	—	—	1.39	5,636

GasLog Partners' Plan
Share-Based Compensation
Summary of awards granted

Awards	Number	Grant date	Expiry date	Fair value at grant date
RCUs	16,999	April 1, 2015	n/a	$24.12
PCUs	16,999	April 1, 2015	n/a	$24.12
RCUs	24,925	April 1, 2016	n/a	$16.45
PCUs	24,925	April 1, 2016	n/a	$16.45
RCUs	26,097	April 3, 2017	n/a	$23.85
PCUs	26,097	April 3, 2017	n/a	$23.85

RCUs
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2016	16,999	2.25	410
Granted during the year	24,925	—	410

Outstanding as of December 31, 2016	41,924	1.84	820

Granted during the year	26,097	—	622
Forfeited during the year	(546)	—	(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

PCUs
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
PCUs
Outstanding as of January 1, 2016	16,999	2.25	410
Granted during the year	24,925	—	410

Outstanding as of December 31, 2016	41,924	1.84	820

Granted during the year	26,097	—	622
Forfeited during the year	(546)	—	(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429